Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Share Subscription Receivable [Member]	Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Mar. 31, 2016	$ 72		$ (72)			$ (281)	$ (281)
Statement Line Items [Line Items]
Total comprehensive income for the year				599		5,581	6,180
Redenomination of share capital	(4)						(4)
Issue of new shares	95	40,215	72				40,382
Equity instruments					25,072		25,072
Capital raising costs					(9,722)		(9,722)
Share option reserve					3,713		3,713
Purchase of treasury shares					(592)		(592)
Other reserves					(142)		(142)
	91	40,215	72	599	18,329	5,581	64,887
Balance at Mar. 31, 2017	163	40,215		599	18,329	5,300	64,606
Statement Line Items [Line Items]
Total comprehensive income for the year				222		(27,879)	(27,657)
Other reserves					54		54
				222	54	(27,879)	(27,603)
Balance at Mar. 31, 2018	163	40,215		821	18,383	(22,579)	37,003
Statement Line Items [Line Items]
Total comprehensive income for the year				(2,998)		(11,223)	(14,221)
Equity instruments					1,018		11,018
Other reserves					99		199
				(2,998)	1,463	(11,483)	(13,018)
Disposal of treasury shares					346	(260)	186
Balance at Mar. 31, 2019	$ 163	$ 40,215		$ (2,177)	$ 19,846	$ (34,062)	$ 23,985